8. Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Schedule of future minimum lease payments
Year Ending
December 31
2014	$568,000
2015	581,000
2016	593,000
2017	604,000
2018	616,000
Thereafter	1,649,000
Total	$4,611,000